Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Prospectus Date	rr_ProspectusDate	Aug. 28, 2017
Supplement [Text Block]	aimsf_SupplementTextBlock

Summary Prospectus and Statutory Prospectus Supplement dated December 6, 2017

The purpose of this supplement is to provide you with changes to the current Summary Prospectus and Statutory Prospectus for Class A, B, C and Y shares of the Fund listed below:

Invesco Technology Sector Fund

At a meeting held on November 29 – December 1, 2017, the Fund’s Board of Trustees approved the early conversion of the Fund’s Class B shares into Class A shares to occur on or about January 26, 2018. At the close of business on or about January 26, 2018, (the “Conversion Date”), all outstanding Class B shares of the Fund will be converted to Class A shares of the same Fund, which is prior to the date the Class B shares would normally be converted to Class A shares. Class B shares are not available for purchase. No contingent deferred sales charges (“CDSCs”) will be payable in connection with this early conversion. The conversion of the Fund’s Class B shares into Class A shares on the Conversion Date is not expected to be a taxable event for federal income tax purposes, and should not result in the recognition of gain or loss by converting shareholders, although each shareholder should consult with his or her own tax adviser.

1. Effective as of the Conversion Date, all references to Class B shares and Class BX shares in the Fund’s Prospectus are deleted.

2. Effective as of the Conversion Date, the following information replaces in its entirety the “Performance Information” appearing under the heading “Fund Summary”:

“Performance Information

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund and Morgan Stanley Technology Sector Fund (the predecessor fund) from year to year as of December 31. The performance table compares the Fund’s and the predecessor fund’s performance to that of a broad-based/style specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund’s and the predecessor fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class A, Class C and Class I shares of the predecessor fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. Class A, Class C and Class I shares of the predecessor fund were reorganized into Class A, Class C and Class Y shares, respectively, of the Fund on June 1, 2010. Class A, Class C and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns

The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares year-to-date (ended September 30, 2017): 30.73%

Best Quarter (ended March 31, 2012): 22.13%

Worst Quarter (ended December 31, 2008): -22.79%

Average Annual Total Returns (for the periods ended December 31, 2016)

	1 Year	5 Years	10 Years
Class A shares: Inception (7/28/1997)
Return Before Taxes	-6.80%	8.90%	4.61%
Return After Taxes on Distributions	-7.35	8.77	4.55
Return After Taxes on Distributions of Sale of Fund Shares	-3.39	7.04	3.67
Class C shares: Inception (7/28/1997)	-2.98	9.33	4.42
Class Y shares: Inception (7/28/1997)	-1.07	10.41	5.47
NASDAQ Composite Index (reflects no deductions for fees, expenses or taxes)	8.87	17.07	9.51
Lipper Science & Technology Funds Index	9.79	15.13	8.75

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.”

INVESCO TECHNOLOGY SECTOR FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimsf_SupplementTextBlock

Summary Prospectus and Statutory Prospectus Supplement dated December 6, 2017

The purpose of this supplement is to provide you with changes to the current Summary Prospectus and Statutory Prospectus for Class A, B, C and Y shares of the Fund listed below:

Invesco Technology Sector Fund

At a meeting held on November 29 – December 1, 2017, the Fund’s Board of Trustees approved the early conversion of the Fund’s Class B shares into Class A shares to occur on or about January 26, 2018. At the close of business on or about January 26, 2018, (the “Conversion Date”), all outstanding Class B shares of the Fund will be converted to Class A shares of the same Fund, which is prior to the date the Class B shares would normally be converted to Class A shares. Class B shares are not available for purchase. No contingent deferred sales charges (“CDSCs”) will be payable in connection with this early conversion. The conversion of the Fund’s Class B shares into Class A shares on the Conversion Date is not expected to be a taxable event for federal income tax purposes, and should not result in the recognition of gain or loss by converting shareholders, although each shareholder should consult with his or her own tax adviser.

1. Effective as of the Conversion Date, all references to Class B shares and Class BX shares in the Fund’s Prospectus are deleted.

2. Effective as of the Conversion Date, the following information replaces in its entirety the “Performance Information” appearing under the heading “Fund Summary”:

“Performance Information

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund and Morgan Stanley Technology Sector Fund (the predecessor fund) from year to year as of December 31. The performance table compares the Fund’s and the predecessor fund’s performance to that of a broad-based/style specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund’s and the predecessor fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class A, Class C and Class I shares of the predecessor fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. Class A, Class C and Class I shares of the predecessor fund were reorganized into Class A, Class C and Class Y shares, respectively, of the Fund on June 1, 2010. Class A, Class C and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns

The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares year-to-date (ended September 30, 2017): 30.73%

Best Quarter (ended March 31, 2012): 22.13%

Worst Quarter (ended December 31, 2008): -22.79%

Average Annual Total Returns (for the periods ended December 31, 2016)

	1 Year	5 Years	10 Years
Class A shares: Inception (7/28/1997)
Return Before Taxes	-6.80%	8.90%	4.61%
Return After Taxes on Distributions	-7.35	8.77	4.55
Return After Taxes on Distributions of Sale of Fund Shares	-3.39	7.04	3.67
Class C shares: Inception (7/28/1997)	-2.98	9.33	4.42
Class Y shares: Inception (7/28/1997)	-1.07	10.41	5.47
NASDAQ Composite Index (reflects no deductions for fees, expenses or taxes)	8.87	17.07	9.51
Lipper Science & Technology Funds Index	9.79	15.13	8.75

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.”

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund and Morgan Stanley Technology Sector Fund (the predecessor fund) from year to year as of December 31. The performance table compares the Fund’s and the predecessor fund’s performance to that of a broad-based/style specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund’s and the predecessor fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class A, Class C and Class I shares of the predecessor fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. Class A, Class C and Class I shares of the predecessor fund were reorganized into Class A, Class C and Class Y shares, respectively, of the Fund on June 1, 2010. Class A, Class C and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.

		Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund and Morgan Stanley Technology Sector Fund (the predecessor fund) from year to year as of December 31. The performance table compares the Fund’s and the predecessor fund’s performance to that of a broad-based/style specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s and the predecessor fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A shares year-to-date (ended September 30, 2017): 30.73% Best Quarter (ended March 31, 2012): 22.13% Worst Quarter (ended December 31, 2008): -22.79%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2016)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
INVESCO TECHNOLOGY SECTOR FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
2007	rr_AnnualReturn2007	16.68%
2008	rr_AnnualReturn2008	(43.72%)
2009	rr_AnnualReturn2009	48.31%
2010	rr_AnnualReturn2010	8.22%
2011	rr_AnnualReturn2011	(2.84%)
2012	rr_AnnualReturn2012	11.21%
2013	rr_AnnualReturn2013	24.64%
2014	rr_AnnualReturn2014	11.35%
2015	rr_AnnualReturn2015	6.47%
2016	rr_AnnualReturn2016	(1.35%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	30.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.79%)
1 Year	rr_AverageAnnualReturnYear01	(6.80%)
5 Years	rr_AverageAnnualReturnYear05	8.90%
10 Years	rr_AverageAnnualReturnYear10	4.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 1997
INVESCO TECHNOLOGY SECTOR FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.98%)
5 Years	rr_AverageAnnualReturnYear05	9.33%
10 Years	rr_AverageAnnualReturnYear10	4.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 1997
INVESCO TECHNOLOGY SECTOR FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.07%)
5 Years	rr_AverageAnnualReturnYear05	10.41%
10 Years	rr_AverageAnnualReturnYear10	5.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 1997
INVESCO TECHNOLOGY SECTOR FUND | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.35%)
5 Years	rr_AverageAnnualReturnYear05	8.77%
10 Years	rr_AverageAnnualReturnYear10	4.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 1997
INVESCO TECHNOLOGY SECTOR FUND | Return After Taxes on Distributions of Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.39%)
5 Years	rr_AverageAnnualReturnYear05	7.04%
10 Years	rr_AverageAnnualReturnYear10	3.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 1997
INVESCO TECHNOLOGY SECTOR FUND | NASDAQ Composite Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.87%
5 Years	rr_AverageAnnualReturnYear05	17.07%
10 Years	rr_AverageAnnualReturnYear10	9.51%
INVESCO TECHNOLOGY SECTOR FUND | Lipper Science & Technology Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.79%
5 Years	rr_AverageAnnualReturnYear05	15.13%
10 Years	rr_AverageAnnualReturnYear10	8.75%